Risk Management and Derivatives (Interest Rate Hedges) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2014
Derivative [Line Items]
Realized loss on interest rate hedge	[1]		$ 3,600
Interest rate swap
Derivative [Line Items]
Secured term loan		$ 28,000
Notional Amount		$ 26,396
Derivative, Variable Rate		2.00%
Derivative, Fixed Rate		3.47%
Interest rate cap
Derivative [Line Items]
Notional Amount		$ 500,000
Fixed Rate		1.00%
Interest rate swaps
Derivative [Line Items]
Hedge gain to be reclassified within next 12 months		$ 500

[1]	Reclassified to "Interest expense" in the Company's consolidated statements of operations are $217, $456 and $62 for the years ended December 31, 2016, 2015 and 2014, respectively. Reclassified to "Other Expense" in the Company's consolidated statements of operations is $3,634 for the year ended December 31, 2014 (refer to Note 12). Reclassified to "Earnings from equity method investments" in the Company's consolidated statements of operations are $381, $465 and $420, respectively, for the years ended December 31, 2016, 2015 and 2014.